Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 483,577,000
Previously Paid Amount	0
Total Fee Amount	42,071.20
Total Offset Amount	0
Net Fee	$ 42,071.20
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A